Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2016
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Central Index Key	dei_EntityCentralIndexKey	0001329377
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2016
Prospectus Date	rr_ProspectusDate	May 20, 2016
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the CBOE® VIX® Tail Hedge Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until May 19, 2017, and thereafter at 0.85% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund’s average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and call options included in the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

Pursuant to an arrangement with Chicago Board Options Exchange, Incorporated (“CBOE”), S&P Dow Jones Indices LLC (“SPDJI”) has certain rights to license the Index to third parties. SPDJI has licensed the Index to the Fund’s investment advisor for use by the Fund’s investment advisor and the Fund. CBOE compiles, maintains and owns the Index. The Index is designed to provide a benchmark for investors interested in hedging tail risk (as described below) in an S&P 500 portfolio. As of March 31, 2016, the Index was comprised of 505 securities.

The Index is composed of each of the equity securities comprising the S&P 500 and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the “VIX Index”). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by CBOE and is a way of measuring the market’s expectation of volatility in the S&P 500 over the next 30-day period. Historically, the VIX Index has ranged in value from 0 to 100. As of the date of this prospectus, it has never exceeded a value of 100; however, during periods of sustained extreme volatility, the Index value could exceed 100. For example, a VIX Index level of 30 would represent an expected annualized range of returns for the S&P 500 of 30%, either up or down, over the next 30 days. A higher value in the VIX Index indicates greater expected volatility in the S&P 500 over the next 30 days.

The Index, and in turn the Fund, tracks the performance of an S&P 500 stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500, as measured by the closest to maturity VIX Index futures. Depending upon this forward expected volatility, the Index, and in turn the Fund, may allocate 0%, 0.5% or 1% of its portfolio to purchasing call options on the VIX Index.

A steep and sudden drop in equity market prices, such as a downward move of 20% or more in a month, is thought of as an unlikely or “tail” occurrence. The Index is designed to help cope with these extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or “tail hedging.” Historically, there has been a negative correlation between the VIX Index and the S&P 500; during periods of time when the S&P 500 declines in value, the VIX Index tends to rise. Therefore, the Fund’s purchase of call options on the VIX Index may offset some of the losses incurred in the S&P 500 due to a tail occurrence; however, there is no guarantee that the tail hedging strategy utilized by the Index, and in turn the Fund, will offset such losses. Additionally, under certain circumstances, the Index, and in turn the Fund, may be invested only in stocks in the S&P 500, which would prevent the Fund from hedging against any losses caused by increased volatility due to an unexpected event.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

DERIVATIVES RISK. The use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	First Trust CBOE® S&P 500® VIX® Tail Hedge Fund Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above:

Best Quarter		Worst Quarter
9.33%	December 31, 2014	-6.19%	September 30, 2015

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund | First Trust CBOE® S&P 500® VIX® Tail Hedge Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 61
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	447
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,026
Annual Return 2013	rr_AnnualReturn2013	19.00%
Annual Return 2014	rr_AnnualReturn2014	15.22%
AnnualReturn2015	rr_AnnualReturn2015	(5.88%)
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2012
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund | After Taxes on Distributions | First Trust CBOE® S&P 500® VIX® Tail Hedge Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund | After Taxes on Distributions and Sales | First Trust CBOE® S&P 500® VIX® Tail Hedge Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund | CBOE® VIX® Tail Hedge Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
First Trust CBOE® S&P 500® VIX® Tail Hedge Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
First Trust Total US Market AlphaDEX® ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The First Trust Total US Market AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Total US Market Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until May 19, 2017, and thereafter at 2.22% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund’s average daily net assets. The example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following May 19, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”).

The Index is designed to quantitatively identify and select stocks across market capitalizations (including large-cap, mid-cap and small-cap companies) that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The Index is a modified equal-dollar weighted index, as explained in detail below in “Step 4 — Selection and Weighting,” comprised of U.S. exchange-listed securities of companies with capital appreciation potential. Due to the nature of the Index’s methodology, the Fund anticipates experiencing portfolio turnover of greater than 100%.

The methodology for the Index is based on three sub-portfolios: U.S. Large Cap Portfolio (50% of the total portfolio); U.S. Mid Cap Portfolio (30% of the total portfolio); and U.S. Small Cap Portfolio (20% of the total portfolio). The foregoing ratios exist at the quarterly rebalance date and will change thereafter.

Each sub-portfolio is constructed by implementing the following four steps.

Step 1 — Universe

For the U.S. Large Cap Portfolio, start with all companies in the NASDAQ US Large Cap Index and exclude stocks with an average daily dollar volume over any rolling five-day period during the latest 60-day trading period of less than $500,000.

For the U.S. Mid Cap Portfolio, start with all companies in the NASDAQ US Mid Cap Index and exclude stocks with an average daily dollar volume over any rolling five-day period during the latest 60-day trading period of less than $500,000.

For the U.S. Small Cap Portfolio, start with all companies in the NASDAQ US Small Cap Index and exclude stocks with an average daily dollar volume over any rolling five-day period during the latest 60-day trading period of less than $500,000. Of the remaining stocks, the 1,000 largest by market capitalization comprise the eligible universe.

Step 2 — Ranking

For each sub-portfolio, rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 and 12 month price appreciation, sales to price and one-year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

Step 3 — Selection Scores

For each sub-portfolio, for all stocks the Index Provider classifies as growth, they receive the growth rank from Step 2 as their selection score, and for all stocks the Index Provider classifies as value, they receive the value rank from Step 2 as their selection score.

Step 4 — Selection and Weighting

For the U.S. Large Cap Portfolio, the top 200 stocks based on the selection score determined in Step 3 are selected for the portfolio. For the U.S. Mid Cap Portfolio, the top 400 stocks based on the selection score determined in Step 3 are selected for the portfolio. For the U.S. Small Cap Portfolio, the top 600 stocks based on the selection score determined in Step 3 are selected for the portfolio. Then, for each portfolio, the selected stocks are split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The inception date of the Index was September 8, 2014. As of March 31, 2016, there were 1,200 securities that comprised the Index. The Index is reconstituted and rebalanced on a quarterly basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compare to those of the Index and a broad-based market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.

On January 9, 2015, the Fund’s underlying index changed from the Value Line® Equity Allocation Index to the NASDAQ AlphaDEX® Total US Market Index. Therefore, the Fund’s performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Because the Fund’s Index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	First Trust Total US Market AlphaDEX® ETF Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart above:

Best Quarter		Worst Quarter
18.63%	September 30, 2009	-21.19%	December 31, 2008

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
First Trust Total US Market AlphaDEX® ETF | First Trust Total US Market AlphaDEX® ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,435
Annual Return 2007	rr_AnnualReturn2007	4.65%
Annual Return 2008	rr_AnnualReturn2008	(35.45%)
Annual Return 2009	rr_AnnualReturn2009	34.15%
Annual Return 2010	rr_AnnualReturn2010	19.85%
Annual Return 2011	rr_AnnualReturn2011	(9.56%)
Annual Return 2012	rr_AnnualReturn2012	8.74%
Annual Return 2013	rr_AnnualReturn2013	34.65%
Annual Return 2014	rr_AnnualReturn2014	2.36%
AnnualReturn2015	rr_AnnualReturn2015	(5.99%)
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2006
First Trust Total US Market AlphaDEX® ETF | After Taxes on Distributions | First Trust Total US Market AlphaDEX® ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
First Trust Total US Market AlphaDEX® ETF | After Taxes on Distributions and Sales | First Trust Total US Market AlphaDEX® ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
First Trust Total US Market AlphaDEX® ETF | NASDAQ AlphaDEX® Total US Market Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.10%)	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
First Trust Total US Market AlphaDEX® ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.48%
5 Years	rr_AverageAnnualReturnYear05	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before May 19, 2017.
[2]	First Trust Advisors L.P., the Fund's investment advisor, has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of its average daily net assets per year (the "Expense Cap") at least through May 19, 2017. Expenses reimbursed and fees waived under such agreement are subject to recovery by the Fund's investment advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by the Fund's investment advisor. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 19, 2017 upon 60 days' written notice.
[3]	On January 9, 2015, the Fund's underlying index changed from the Value Line® Equity Allocation Index to the NASDAQ AlphaDEX® Total US Market Index. Therefore, the Fund's performance and total returns shown for the periods prior to January 9, 2015, are not necessarily indicative of the performance the Fund, based on the Index, would have generated. Because the Fund's index had an inception date of September 8, 2014, it was not in existence for all of the periods disclosed.